Per Share Data - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Per Share Data [Line Items]
Anti-dilutive outstanding stock options excluded from the calculation of diluted net income per share	4,025,677	7,094,339	5,704,699